Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Delaware Group Equity Funds V
Entity Central Index Key	0000809821
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000240402 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Wealth Builder Fund(formerly, Macquarie Wealth Builder Fund)
Class Name	Class R6
Trading Symbol	DDERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Wealth Builder Fund (Fund) for the period of December 1, 2024, to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$80	0.76%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.72% if tax and non-recurring expenses were not included.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.76%	[1]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Wealth Builder Fund (Class R6) returned 9.23% (excluding sales charge) for the 12 months ended November 30, 2025. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Fund's broad-based securities market indices, returned 15.00% and 5.70%, respectively, while the current blended benchmark*, the Fund's narrowly based securities market index, returned 11.36%.
Top contributors to performance:
Global equities and fixed income generally rose during the fiscal year against relatively stabilizing inflation and continued rate cuts by the US Federal Reserve and central banks globally.
Investment growth in artificial intelligence contributed significantly to US equity performance.
US equities with a quality and income style tilt contributed to Fund performance relative to the S&P 500 Index, driven by periods of US equity momentum broadening.
An overweight to US corporate bonds was a key contributor to Fund performance. Both high yield and investment grade corporates outperformed longer-duration US government bonds that comprise a material portion of the Bloomberg US Aggregate Index.
Top detractors from performance:
US large-cap value stocks underperformed the S&P 500 Index, detracting from Fund performance relative to pure index exposure.
Although all other equity and fixed income sleeves performed positively, exposure to US real estate investment trusts at the beginning of the reporting period detracted from performance.
Some US market indices, such as the S&P 500 Index, at times exhibited high volatility during the reporting period due to changing global trade dynamics. US equity indices underperformed international equities broadly over the reporting period, negatively impacting the Fund's US-focused strategy relative to globally focused peers.
The portfolio’s small allocation to money market funds also detracted.
*The blended benchmark is computed using a combination of 60% S&P 500 Index / 40% Bloomberg US Aggregate Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in multiple broad-based securities market indices and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period February 28, 2023 (Class R6's inception), through November 30, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of November 30, 2025)	1 year	Since inception (2/28/23)
Nomura Wealth Builder Fund (Class R6) – including sales charge	9.23%*	12.42%
Nomura Wealth Builder Fund (Class R6) – excluding sales charge	9.23%*	12.42%
S&P 500 Index	15.00%	23.68%
Bloomberg US Aggregate Index	5.70%	5.00%
60% S&P 500 Index / 40% Bloomberg US Aggregate Index	11.36%	15.99%
*	The total return has been adjusted to reflect performance in conformity with US generally accepted accounting principles and may differ from the total return in other performance information.

Performance Inception Date	Feb. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 835,151,384
Holdings Count | Holding	722	[2]
Advisory Fees Paid, Amount	$ 4,775,810
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of November 30, 2025)
Fund net assets	$835,151,384
Total number of portfolio holdings*	722
Total advisory fees paid (during reporting period)	$4,775,810
Portfolio turnover rate	91%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	56.19%
Corporate Bonds	14.29%
Exchange-Traded Funds	9.40%
Agency Mortgage-Backed Securities	8.51%
US Treasury Obligations	3.85%
Non-Agency Commercial Mortgage-Backed Securities	2.55%
Collateralized Loan Obligations	1.30%
Non-Agency Asset-Backed Securities	1.03%
Non-Agency Collateralized Mortgage Obligations	0.84%
Municipal Bonds	0.17%
Top 10 equity holdings
NVIDIA	3.57%
Microsoft	2.63%
Apple	2.50%
Broadcom	1.57%
Alphabet Class A	1.36%
Exxon Mobil	1.26%
Merck & Co.	1.10%
Cisco Systems	1.07%
Meta Platforms Class A	0.96%
AbbVie	0.86%

Largest Holdings [Text Block]	Top 10 equity holdings
NVIDIA	3.57%
Microsoft	2.63%
Apple	2.50%
Broadcom	1.57%
Alphabet Class A	1.36%
Exxon Mobil	1.26%
Merck & Co.	1.10%
Cisco Systems	1.07%
Meta Platforms Class A	0.96%
AbbVie	0.86%

Material Fund Change [Text Block]
Material Fund changes
Effective April 1, 2025, the Fund revised its principal investment strategies to explain that, at times, the Fund may invest in a wholly-owned company acting as an investment vehicle for the Fund, in order to effect certain investments consistent with the Fund's investment objectives (the Subsidiary). The Fund also added new risk disclosure related to the Fund's investments in a Subsidiary.
Effective on or around July 31, 2025, the Fund revised its principal investment strategies to explain that within the Fund's tactical/completion sleeve, the Fund may invest in exchange-traded funds (ETFs) managed by the Fund's manager and/or its affiliates (Affiliated ETFs) and ETFs that are managed by unaffiliated investment advisers (Unaffiliated ETFs). The Fund also added additional risk disclosure related to the Fund's investments in Affiliated ETFs.
Effective April 1, 2025, the Fund introduced a revised fee waiver for Class R6 shares of 0.72% (excluding certain items, such as distribution and service (12b-1) fees). For the fiscal year ended November 30, 2025, the Fund's total annual operating expenses for Class R6 increased from 0.47% to 0.76%.
Effective December 1, 2025, the Fund was renamed Nomura Wealth Builder Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Wealth Builder Fund.
Material Fund Change Objectives [Text Block]	Effective April 1, 2025, the Fund revised its principal investment strategies to explain that, at times, the Fund may invest in a wholly-owned company acting as an investment vehicle for the Fund, in order to effect certain investments consistent with the Fund's investment objectives (the Subsidiary).
Material Fund Change Expenses [Text Block]
Effective April 1, 2025, the Fund introduced a revised fee waiver for Class R6 shares of 0.72% (excluding certain items, such as distribution and service (12b-1) fees). For the fiscal year ended November 30, 2025, the Fund's total annual operating expenses for Class R6 increased from 0.47% to 0.76%.

Material Fund Change Strategies [Text Block]	Effective April 1, 2025, the Fund revised its principal investment strategies to explain that, at times, the Fund may invest in a wholly-owned company acting as an investment vehicle for the Fund, in order to effect certain investments consistent with the Fund's investment objectives (the Subsidiary).Effective on or around July 31, 2025, the Fund revised its principal investment strategies to explain that within the Fund's tactical/completion sleeve, the Fund may invest in exchange-traded funds (ETFs) managed by the Fund's manager and/or its affiliates (Affiliated ETFs) and ETFs that are managed by unaffiliated investment advisers (Unaffiliated ETFs).
Material Fund Change Risks Change [Text Block]	The Fund also added new risk disclosure related to the Fund's investments in a Subsidiary.The Fund also added additional risk disclosure related to the Fund's investments in Affiliated ETFs.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.

C000006372 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Wealth Builder Fund(formerly, Macquarie Wealth Builder Fund)
Class Name	Institutional Class
Trading Symbol	DDIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Wealth Builder Fund (Fund) for the period of December 1, 2024, to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Institutional Class	$87	0.83%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.79% if tax and non-recurring expenses were not included.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.83%	[3]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Wealth Builder Fund (Institutional Class) returned 9.22% (excluding sales charge) for the 12 months ended November 30, 2025. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Fund's broad-based securities market indices, returned 15.00% and 5.70%, respectively, while the current blended benchmark*, the Fund's narrowly based securities market index, returned 11.36%.
Top contributors to performance:
Global equities and fixed income generally rose during the fiscal year against relatively stabilizing inflation and continued rate cuts by the US Federal Reserve and central banks globally.
Investment growth in artificial intelligence contributed significantly to US equity performance.
US equities with a quality and income style tilt contributed to Fund performance relative to the S&P 500 Index, driven by periods of US equity momentum broadening.
An overweight to US corporate bonds was a key contributor to Fund performance. Both high yield and investment grade corporates outperformed longer-duration US government bonds that comprise a material portion of the Bloomberg US Aggregate Index.
Top detractors from performance:
US large-cap value stocks underperformed the S&P 500 Index, detracting from Fund performance relative to pure index exposure.
Although all other equity and fixed income sleeves performed positively, exposure to US real estate investment trusts at the beginning of the reporting period detracted from performance.
Some US market indices, such as the S&P 500 Index, at times exhibited high volatility during the reporting period due to changing global trade dynamics. US equity indices underperformed international equities broadly over the reporting period, negatively impacting the Fund's US-focused strategy relative to globally focused peers.
The portfolio’s small allocation to money market funds also detracted.
*The blended benchmark is computed using a combination of 60% S&P 500 Index / 40% Bloomberg US Aggregate Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period November 30, 2015, through November 30, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of November 30, 2025)	1 year	5 year	10 year
Nomura Wealth Builder Fund (Institutional Class) – including sales charge	9.22%*	9.44%	7.29%
Nomura Wealth Builder Fund (Institutional Class) – excluding sales charge	9.22%*	9.44%	7.29%
S&P 500 Index	15.00%	15.28%	14.63%
Bloomberg US Aggregate Index	5.70%	-0.31%	1.99%
60% S&P 500 Index / 40% Bloomberg US Aggregate Index	11.36%	8.98%	9.67%
*	The total return has been adjusted to reflect performance in conformity with US generally accepted accounting principles and may differ from the total return in other performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 835,151,384
Holdings Count | Holding	722	[4]
Advisory Fees Paid, Amount	$ 4,775,810
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of November 30, 2025)
Fund net assets	$835,151,384
Total number of portfolio holdings*	722
Total advisory fees paid (during reporting period)	$4,775,810
Portfolio turnover rate	91%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	56.19%
Corporate Bonds	14.29%
Exchange-Traded Funds	9.40%
Agency Mortgage-Backed Securities	8.51%
US Treasury Obligations	3.85%
Non-Agency Commercial Mortgage-Backed Securities	2.55%
Collateralized Loan Obligations	1.30%
Non-Agency Asset-Backed Securities	1.03%
Non-Agency Collateralized Mortgage Obligations	0.84%
Municipal Bonds	0.17%
Top 10 equity holdings
NVIDIA	3.57%
Microsoft	2.63%
Apple	2.50%
Broadcom	1.57%
Alphabet Class A	1.36%
Exxon Mobil	1.26%
Merck & Co.	1.10%
Cisco Systems	1.07%
Meta Platforms Class A	0.96%
AbbVie	0.86%

Largest Holdings [Text Block]	Top 10 equity holdings
NVIDIA	3.57%
Microsoft	2.63%
Apple	2.50%
Broadcom	1.57%
Alphabet Class A	1.36%
Exxon Mobil	1.26%
Merck & Co.	1.10%
Cisco Systems	1.07%
Meta Platforms Class A	0.96%
AbbVie	0.86%

Material Fund Change [Text Block]
Material Fund changes
Effective April 1, 2025, the Fund revised its principal investment strategies to explain that, at times, the Fund may invest in a wholly-owned company acting as an investment vehicle for the Fund, in order to effect certain investments consistent with the Fund's investment objectives (the Subsidiary). The Fund also added new risk disclosure related to the Fund's investments in a Subsidiary.
Effective on or around July 31, 2025, the Fund revised its principal investment strategies to explain that within the Fund's tactical/completion sleeve, the Fund may invest in exchange-traded funds (ETFs) managed by the Fund's manager and/or its affiliates (Affiliated ETFs) and ETFs that are managed by unaffiliated investment advisers (Unaffiliated ETFs). The Fund also added additional risk disclosure related to the Fund's investments in Affiliated ETFs.
Effective December 1, 2025, the Fund was renamed Nomura Wealth Builder Fund.
For the fiscal year ended November 30, 2025, the Fund's total annual operating expenses for Institutional Class increased from 0.54% to 0.83%.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Wealth Builder Fund.
Material Fund Change Objectives [Text Block]	Effective April 1, 2025, the Fund revised its principal investment strategies to explain that, at times, the Fund may invest in a wholly-owned company acting as an investment vehicle for the Fund, in order to effect certain investments consistent with the Fund's investment objectives (the Subsidiary).
Material Fund Change Expenses [Text Block]	For the fiscal year ended November 30, 2025, the Fund's total annual operating expenses for Institutional Class increased from 0.54% to 0.83%.
Material Fund Change Strategies [Text Block]	Effective April 1, 2025, the Fund revised its principal investment strategies to explain that, at times, the Fund may invest in a wholly-owned company acting as an investment vehicle for the Fund, in order to effect certain investments consistent with the Fund's investment objectives (the Subsidiary).Effective on or around July 31, 2025, the Fund revised its principal investment strategies to explain that within the Fund's tactical/completion sleeve, the Fund may invest in exchange-traded funds (ETFs) managed by the Fund's manager and/or its affiliates (Affiliated ETFs) and ETFs that are managed by unaffiliated investment advisers (Unaffiliated ETFs).
Material Fund Change Risks Change [Text Block]	The Fund also added new risk disclosure related to the Fund's investments in a Subsidiary.The Fund also added additional risk disclosure related to the Fund's investments in Affiliated ETFs.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.

C000006371 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Wealth Builder Fund(formerly, Macquarie Wealth Builder Fund)
Class Name	Class R
Trading Symbol	DDDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Wealth Builder Fund (Fund) for the period of December 1, 2024, to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R	$139	1.33%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.29% if tax and non-recurring expenses were not included.

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.33%	[5]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Wealth Builder Fund (Class R) returned 8.71% (excluding sales charge) for the 12 months ended November 30, 2025. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Fund's broad-based securities market indices, returned 15.00% and 5.70%, respectively, while the current blended benchmark*, the Fund's narrowly based securities market index, returned 11.36%.
Top contributors to performance:
Global equities and fixed income generally rose during the fiscal year against relatively stabilizing inflation and continued rate cuts by the US Federal Reserve and central banks globally.
Investment growth in artificial intelligence contributed significantly to US equity performance.
US equities with a quality and income style tilt contributed to Fund performance relative to the S&P 500 Index, driven by periods of US equity momentum broadening.
An overweight to US corporate bonds was a key contributor to Fund performance. Both high yield and investment grade corporates outperformed longer-duration US government bonds that comprise a material portion of the Bloomberg US Aggregate Index.
Top detractors from performance:
US large-cap value stocks underperformed the S&P 500 Index, detracting from Fund performance relative to pure index exposure.
Although all other equity and fixed income sleeves performed positively, exposure to US real estate investment trusts at the beginning of the reporting period detracted from performance.
Some US market indices, such as the S&P 500 Index, at times exhibited high volatility during the reporting period due to changing global trade dynamics. US equity indices underperformed international equities broadly over the reporting period, negatively impacting the Fund's US-focused strategy relative to globally focused peers.
The portfolio’s small allocation to money market funds also detracted.
*The blended benchmark is computed using a combination of 60% S&P 500 Index / 40% Bloomberg US Aggregate Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period November 30, 2015, through November 30, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of November 30, 2025)	1 year	5 year	10 year
Nomura Wealth Builder Fund (Class R) – including sales charge	8.71%*	8.89%	6.76%
Nomura Wealth Builder Fund (Class R) – excluding sales charge	8.71%*	8.89%	6.76%
S&P 500 Index	15.00%	15.28%	14.63%
Bloomberg US Aggregate Index	5.70%	-0.31%	1.99%
60% S&P 500 Index / 40% Bloomberg US Aggregate Index	11.36%	8.98%	9.67%
*	The total return has been adjusted to reflect performance in conformity with US generally accepted accounting principles and may differ from the total return in other performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 835,151,384
Holdings Count | Holding	722	[6]
Advisory Fees Paid, Amount	$ 4,775,810
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of November 30, 2025)
Fund net assets	$835,151,384
Total number of portfolio holdings*	722
Total advisory fees paid (during reporting period)	$4,775,810
Portfolio turnover rate	91%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	56.19%
Corporate Bonds	14.29%
Exchange-Traded Funds	9.40%
Agency Mortgage-Backed Securities	8.51%
US Treasury Obligations	3.85%
Non-Agency Commercial Mortgage-Backed Securities	2.55%
Collateralized Loan Obligations	1.30%
Non-Agency Asset-Backed Securities	1.03%
Non-Agency Collateralized Mortgage Obligations	0.84%
Municipal Bonds	0.17%
Top 10 equity holdings
NVIDIA	3.57%
Microsoft	2.63%
Apple	2.50%
Broadcom	1.57%
Alphabet Class A	1.36%
Exxon Mobil	1.26%
Merck & Co.	1.10%
Cisco Systems	1.07%
Meta Platforms Class A	0.96%
AbbVie	0.86%

Largest Holdings [Text Block]	Top 10 equity holdings
NVIDIA	3.57%
Microsoft	2.63%
Apple	2.50%
Broadcom	1.57%
Alphabet Class A	1.36%
Exxon Mobil	1.26%
Merck & Co.	1.10%
Cisco Systems	1.07%
Meta Platforms Class A	0.96%
AbbVie	0.86%

Material Fund Change [Text Block]
Material Fund changes
Effective April 1, 2025, the Fund revised its principal investment strategies to explain that, at times, the Fund may invest in a wholly-owned company acting as an investment vehicle for the Fund, in order to effect certain investments consistent with the Fund's investment objectives (the Subsidiary). The Fund also added new risk disclosure related to the Fund's investments in a Subsidiary.
Effective on or around July 31, 2025, the Fund revised its principal investment strategies to explain that within the Fund's tactical/completion sleeve, the Fund may invest in exchange-traded funds (ETFs) managed by the Fund's manager and/or its affiliates (Affiliated ETFs) and ETFs that are managed by unaffiliated investment advisers (Unaffiliated ETFs). The Fund also added additional risk disclosure related to the Fund's investments in Affiliated ETFs.
Effective December 1, 2025, the Fund was renamed Nomura Wealth Builder Fund.
For the fiscal year ended November 30, 2025, the Fund's total annual operating expenses for Class R increased from 1.04% to 1.33%.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Wealth Builder Fund.
Material Fund Change Objectives [Text Block]	Effective April 1, 2025, the Fund revised its principal investment strategies to explain that, at times, the Fund may invest in a wholly-owned company acting as an investment vehicle for the Fund, in order to effect certain investments consistent with the Fund's investment objectives (the Subsidiary).
Material Fund Change Expenses [Text Block]	For the fiscal year ended November 30, 2025, the Fund's total annual operating expenses for Class R increased from 1.04% to 1.33%.
Material Fund Change Strategies [Text Block]	Effective April 1, 2025, the Fund revised its principal investment strategies to explain that, at times, the Fund may invest in a wholly-owned company acting as an investment vehicle for the Fund, in order to effect certain investments consistent with the Fund's investment objectives (the Subsidiary).Effective on or around July 31, 2025, the Fund revised its principal investment strategies to explain that within the Fund's tactical/completion sleeve, the Fund may invest in exchange-traded funds (ETFs) managed by the Fund's manager and/or its affiliates (Affiliated ETFs) and ETFs that are managed by unaffiliated investment advisers (Unaffiliated ETFs).
Material Fund Change Risks Change [Text Block]	The Fund also added new risk disclosure related to the Fund's investments in a Subsidiary.The Fund also added additional risk disclosure related to the Fund's investments in Affiliated ETFs.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.

C000006370 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Wealth Builder Fund(formerly, Macquarie Wealth Builder Fund)
Class Name	Class C
Trading Symbol	DDICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Wealth Builder Fund (Fund) for the period of December 1, 2024, to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$191	1.83%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.79% if tax and non-recurring expenses were not included.

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.83%	[7]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Wealth Builder Fund (Class C) returned 8.21% (excluding sales charge) for the 12 months ended November 30, 2025. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Fund's broad-based securities market indices, returned 15.00% and 5.70%, respectively, while the current blended benchmark*, the Fund's narrowly based securities market index, returned 11.36%.
Top contributors to performance:
Global equities and fixed income generally rose during the fiscal year against relatively stabilizing inflation and continued rate cuts by the US Federal Reserve and central banks globally.
Investment growth in artificial intelligence contributed significantly to US equity performance.
US equities with a quality and income style tilt contributed to Fund performance relative to the S&P 500 Index, driven by periods of US equity momentum broadening.
An overweight to US corporate bonds was a key contributor to Fund performance. Both high yield and investment grade corporates outperformed longer-duration US government bonds that comprise a material portion of the Bloomberg US Aggregate Index.
Top detractors from performance:
US large-cap value stocks underperformed the S&P 500 Index, detracting from Fund performance relative to pure index exposure.
Although all other equity and fixed income sleeves performed positively, exposure to US real estate investment trusts at the beginning of the reporting period detracted from performance.
Some US market indices, such as the S&P 500 Index, at times exhibited high volatility during the reporting period due to changing global trade dynamics. US equity indices underperformed international equities broadly over the reporting period, negatively impacting the Fund's US-focused strategy relative to globally focused peers.
The portfolio’s small allocation to money market funds also detracted.
*The blended benchmark is computed using a combination of 60% S&P 500 Index / 40% Bloomberg US Aggregate Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period November 30, 2015, through November 30, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of November 30, 2025)	1 year	5 year	10 year
Nomura Wealth Builder Fund (Class C) – including sales charge	7.21%*	8.35%	6.22%
Nomura Wealth Builder Fund (Class C) – excluding sales charge	8.21%*	8.35%	6.22%
S&P 500 Index	15.00%	15.28%	14.63%
Bloomberg US Aggregate Index	5.70%	-0.31%	1.99%
60% S&P 500 Index / 40% Bloomberg US Aggregate Index	11.36%	8.98%	9.67%
*	The total return has been adjusted to reflect performance in conformity with US generally accepted accounting principles and may differ from the total return in other performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 835,151,384
Holdings Count | Holding	722	[8]
Advisory Fees Paid, Amount	$ 4,775,810
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of November 30, 2025)
Fund net assets	$835,151,384
Total number of portfolio holdings*	722
Total advisory fees paid (during reporting period)	$4,775,810
Portfolio turnover rate	91%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	56.19%
Corporate Bonds	14.29%
Exchange-Traded Funds	9.40%
Agency Mortgage-Backed Securities	8.51%
US Treasury Obligations	3.85%
Non-Agency Commercial Mortgage-Backed Securities	2.55%
Collateralized Loan Obligations	1.30%
Non-Agency Asset-Backed Securities	1.03%
Non-Agency Collateralized Mortgage Obligations	0.84%
Municipal Bonds	0.17%
Top 10 equity holdings
NVIDIA	3.57%
Microsoft	2.63%
Apple	2.50%
Broadcom	1.57%
Alphabet Class A	1.36%
Exxon Mobil	1.26%
Merck & Co.	1.10%
Cisco Systems	1.07%
Meta Platforms Class A	0.96%
AbbVie	0.86%

Largest Holdings [Text Block]	Top 10 equity holdings
NVIDIA	3.57%
Microsoft	2.63%
Apple	2.50%
Broadcom	1.57%
Alphabet Class A	1.36%
Exxon Mobil	1.26%
Merck & Co.	1.10%
Cisco Systems	1.07%
Meta Platforms Class A	0.96%
AbbVie	0.86%

Material Fund Change [Text Block]
Material Fund changes
Effective April 1, 2025, the Fund revised its principal investment strategies to explain that, at times, the Fund may invest in a wholly-owned company acting as an investment vehicle for the Fund, in order to effect certain investments consistent with the Fund's investment objectives (the Subsidiary). The Fund also added new risk disclosure related to the Fund's investments in a Subsidiary.
Effective on or around July 31, 2025, the Fund revised its principal investment strategies to explain that within the Fund's tactical/completion sleeve, the Fund may invest in exchange-traded funds (ETFs) managed by the Fund's manager and/or its affiliates (Affiliated ETFs) and ETFs that are managed by unaffiliated investment advisers (Unaffiliated ETFs). The Fund also added additional risk disclosure related to the Fund's investments in Affiliated ETFs.
Effective December 1, 2025, the Fund was renamed Nomura Wealth Builder Fund.
For the fiscal year ended November 30, 2025, the Fund's total annual operating expenses for Class C increased from 1.54% to 1.83%.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Wealth Builder Fund.
Material Fund Change Objectives [Text Block]	Effective April 1, 2025, the Fund revised its principal investment strategies to explain that, at times, the Fund may invest in a wholly-owned company acting as an investment vehicle for the Fund, in order to effect certain investments consistent with the Fund's investment objectives (the Subsidiary).
Material Fund Change Expenses [Text Block]	For the fiscal year ended November 30, 2025, the Fund's total annual operating expenses for Class C increased from 1.54% to 1.83%.
Material Fund Change Strategies [Text Block]	Effective April 1, 2025, the Fund revised its principal investment strategies to explain that, at times, the Fund may invest in a wholly-owned company acting as an investment vehicle for the Fund, in order to effect certain investments consistent with the Fund's investment objectives (the Subsidiary).Effective on or around July 31, 2025, the Fund revised its principal investment strategies to explain that within the Fund's tactical/completion sleeve, the Fund may invest in exchange-traded funds (ETFs) managed by the Fund's manager and/or its affiliates (Affiliated ETFs) and ETFs that are managed by unaffiliated investment advisers (Unaffiliated ETFs).
Material Fund Change Risks Change [Text Block]	The Fund also added new risk disclosure related to the Fund's investments in a Subsidiary.The Fund also added additional risk disclosure related to the Fund's investments in Affiliated ETFs.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.

C000006368 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Wealth Builder Fund(formerly, Macquarie Wealth Builder Fund)
Class Name	Class A
Trading Symbol	DDIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Wealth Builder Fund (Fund) for the period of December 1, 2024, to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$113	1.08%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.04% if tax and non-recurring expenses were not included.

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.08%	[9]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Wealth Builder Fund (Class A) returned 8.93% (excluding sales charge) for the 12 months ended November 30, 2025. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Fund's broad-based securities market indices, returned 15.00% and 5.70%, respectively, while the current blended benchmark*, the Fund's narrowly based securities market index, returned 11.36%.
Top contributors to performance:
Global equities and fixed income generally rose during the fiscal year against relatively stabilizing inflation and continued rate cuts by the US Federal Reserve and central banks globally.
Investment growth in artificial intelligence contributed significantly to US equity performance.
US equities with a quality and income style tilt contributed to Fund performance relative to the S&P 500 Index, driven by periods of US equity momentum broadening.
An overweight to US corporate bonds was a key contributor to Fund performance. Both high yield and investment grade corporates outperformed longer-duration US government bonds that comprise a material portion of the Bloomberg US Aggregate Index.
Top detractors from performance:
US large-cap value stocks underperformed the S&P 500 Index, detracting from Fund performance relative to pure index exposure.
Although all other equity and fixed income sleeves performed positively, exposure to US real estate investment trusts at the beginning of the reporting period detracted from performance.
Some US market indices, such as the S&P 500 Index, at times exhibited high volatility during the reporting period due to changing global trade dynamics. US equity indices underperformed international equities broadly over the reporting period, negatively impacting the Fund's US-focused strategy relative to globally focused peers.
The portfolio’s small allocation to money market funds also detracted.
*The blended benchmark is computed using a combination of 60% S&P 500 Index / 40% Bloomberg US Aggregate Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period November 30, 2015, through November 30, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of November 30, 2025)	1 year	5 year	10 year
Nomura Wealth Builder Fund (Class A) – including sales charge	2.65%*	7.87%	6.39%
Nomura Wealth Builder Fund (Class A) – excluding sales charge	8.93%*	9.16%	7.02%
S&P 500 Index	15.00%	15.28%	14.63%
Bloomberg US Aggregate Index	5.70%	-0.31%	1.99%
60% S&P 500 Index / 40% Bloomberg US Aggregate Index	11.36%	8.98%	9.67%
*	The total return has been adjusted to reflect performance in conformity with US generally accepted accounting principles and may differ from the total return in other performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 835,151,384
Holdings Count | Holding	722	[10]
Advisory Fees Paid, Amount	$ 4,775,810
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of November 30, 2025)
Fund net assets	$835,151,384
Total number of portfolio holdings*	722
Total advisory fees paid (during reporting period)	$4,775,810
Portfolio turnover rate	91%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	56.19%
Corporate Bonds	14.29%
Exchange-Traded Funds	9.40%
Agency Mortgage-Backed Securities	8.51%
US Treasury Obligations	3.85%
Non-Agency Commercial Mortgage-Backed Securities	2.55%
Collateralized Loan Obligations	1.30%
Non-Agency Asset-Backed Securities	1.03%
Non-Agency Collateralized Mortgage Obligations	0.84%
Municipal Bonds	0.17%
Top 10 equity holdings
NVIDIA	3.57%
Microsoft	2.63%
Apple	2.50%
Broadcom	1.57%
Alphabet Class A	1.36%
Exxon Mobil	1.26%
Merck & Co.	1.10%
Cisco Systems	1.07%
Meta Platforms Class A	0.96%
AbbVie	0.86%

Largest Holdings [Text Block]	Top 10 equity holdings
NVIDIA	3.57%
Microsoft	2.63%
Apple	2.50%
Broadcom	1.57%
Alphabet Class A	1.36%
Exxon Mobil	1.26%
Merck & Co.	1.10%
Cisco Systems	1.07%
Meta Platforms Class A	0.96%
AbbVie	0.86%

Material Fund Change [Text Block]
Material Fund changes
Effective April 1, 2025, the Fund revised its principal investment strategies to explain that, at times, the Fund may invest in a wholly-owned company acting as an investment vehicle for the Fund, in order to effect certain investments consistent with the Fund's investment objectives (the Subsidiary). The Fund also added new risk disclosure related to the Fund's investments in a Subsidiary.
Effective on or around July 31, 2025, the Fund revised its principal investment strategies to explain that within the Fund's tactical/completion sleeve, the Fund may invest in exchange-traded funds (ETFs) managed by the Fund's manager and/or its affiliates (Affiliated ETFs) and ETFs that are managed by unaffiliated investment advisers (Unaffiliated ETFs). The Fund also added additional risk disclosure related to the Fund's investments in Affiliated ETFs.
Effective December 1, 2025, the Fund was renamed Nomura Wealth Builder Fund.
For the fiscal year ended November 30, 2025, the Fund's total annual operating expenses for Class A increased from 0.79% to 1.08%.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Wealth Builder Fund.
Material Fund Change Objectives [Text Block]	Effective April 1, 2025, the Fund revised its principal investment strategies to explain that, at times, the Fund may invest in a wholly-owned company acting as an investment vehicle for the Fund, in order to effect certain investments consistent with the Fund's investment objectives (the Subsidiary).
Material Fund Change Expenses [Text Block]	For the fiscal year ended November 30, 2025, the Fund's total annual operating expenses for Class A increased from 0.79% to 1.08%.
Material Fund Change Strategies [Text Block]
Effective April 1, 2025, the Fund revised its principal investment strategies to explain that, at times, the Fund may invest in a wholly-owned company acting as an investment vehicle for the Fund, in order to effect certain investments consistent with the Fund's investment objectives (the Subsidiary). The Fund also added new risk disclosure related to the Fund's investments in a Subsidiary.
Effective on or around July 31, 2025, the Fund revised its principal investment strategies to explain that within the Fund's tactical/completion sleeve, the Fund may invest in exchange-traded funds (ETFs) managed by the Fund's manager and/or its affiliates (Affiliated ETFs) and ETFs that are managed by unaffiliated investment advisers (Unaffiliated ETFs).
Material Fund Change Risks Change [Text Block]	The Fund also added new risk disclosure related to the Fund's investments in a Subsidiary.The Fund also added additional risk disclosure related to the Fund's investments in Affiliated ETFs.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.

C000006373 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Small Cap Core Fund(formerly, Macquarie Small Cap Core Fund)
Class Name	Class A
Trading Symbol	DCCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Small Cap Core Fund (Fund) for the period of December 1, 2024, to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$102	1.04%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Small Cap Core Fund (Class A) returned -4.00% (excluding sales charge) for the 12 months ended November 30, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 13.59%, while the Russell 2000® Index, the Fund's narrowly based securities market index, returned 4.09%.
Top contributors to performance:
Stock selection was strongest within the healthcare sector. Insmed, Inc. and Travere Therapeutics, Inc. were the leading contributors.
The Fund’s holdings in the consumer services sector outperformed versus the Russell 2000 index (benchmark). Brinker International, Inc., operator of Chili’s and Maggiano’s restaurants, contributed the most to performance.
The Fund’s holdings in the media sector outperformed. IMAX Corp. was the top contributor.
Top detractors from performance:
The Fund's underperformance was largely due to lack of exposure to lower-quality stocks, which led the market rally starting in April 2025.
The technology sector detracted the most from performance. Results were weakest within the software industry.
The Fund’s holdings in the capital goods sector underperformed versus the benchmark. A lack of exposure to Bloom Energy Corp. detracted the most.
Stock selection in the finance sector underperformed, with the insurance industry detracting the most.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period November 30, 2015, through November 30, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of November 30, 2025)	1 year	5 year	10 year
Nomura Small Cap Core Fund (Class A) – including sales charge	-9.51%	6.35%	7.78%
Nomura Small Cap Core Fund (Class A) – excluding sales charge	-4.00%	7.61%	8.42%
Russell 3000 Index	13.59%	14.15%	14.05%
Russell 2000 Index	4.09%	7.99%	9.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 6,514,110,730
Holdings Count | Holding	137	[11]
Advisory Fees Paid, Amount	$ 44,025,690
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of November 30, 2025)
Fund net assets	$6,514,110,730
Total number of portfolio holdings*	137
Total advisory fees paid (during reporting period)	$44,025,690
Portfolio turnover rate	26%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Healthcare	20.27%
Financials	18.57%
Industrials	18.39%
Information Technology	12.39%
Consumer Discretionary	10.37%
Real Estate	6.87%
Energy	3.78%
Utilities	2.87%
Materials	2.65%
Communication Services	1.62%
Consumer Staples	1.25%

Top 10 equity holdings
Semtech	2.07%
Travere Therapeutics	1.71%
Federal Signal	1.70%
Ligand Pharmaceuticals	1.69%
Bridgebio Pharma	1.58%
Construction Partners Class A	1.45%
Modine Manufacturing	1.41%
Axsome Therapeutics	1.40%
Artivion	1.38%
Old National Bancorp	1.37%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Semtech	2.07%
Travere Therapeutics	1.71%
Federal Signal	1.70%
Ligand Pharmaceuticals	1.69%
Bridgebio Pharma	1.58%
Construction Partners Class A	1.45%
Modine Manufacturing	1.41%
Axsome Therapeutics	1.40%
Artivion	1.38%
Old National Bancorp	1.37%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Small Cap Core Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Small Cap Core Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.

C000006374 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Small Cap Core Fund(formerly, Macquarie Small Cap Core Fund)
Class Name	Class C
Trading Symbol	DCCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Small Cap Core Fund (Fund) for the period of December 1, 2024, to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$175	1.79%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Small Cap Core Fund (Class C) returned -4.69% (excluding sales charge) for the 12 months ended November 30, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 13.59%, while the Russell 2000® Index, the Fund's narrowly based securities market index, returned 4.09%.
Top contributors to performance:
Stock selection was strongest within the healthcare sector. Insmed, Inc. and Travere Therapeutics, Inc. were the leading contributors.
The Fund’s holdings in the consumer services sector outperformed versus the Russell 2000 index (benchmark). Brinker International, Inc., operator of Chili’s and Maggiano’s restaurants, contributed the most to performance.
The Fund’s holdings in the media sector outperformed. IMAX Corp. was the top contributor.
Top detractors from performance:
The Fund's underperformance was largely due to lack of exposure to lower-quality stocks, which led the market rally starting in April 2025.
The technology sector detracted the most from performance. Results were weakest within the software industry.
The Fund’s holdings in the capital goods sector underperformed versus the benchmark. A lack of exposure to Bloom Energy Corp. detracted the most.
Stock selection in the finance sector underperformed, with the insurance industry detracting the most.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period November 30, 2015, through November 30, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of November 30, 2025)	1 year	5 year	10 year
Nomura Small Cap Core Fund (Class C) – including sales charge	-5.63%	6.81%	7.62%
Nomura Small Cap Core Fund (Class C) – excluding sales charge	-4.69%	6.81%	7.62%
Russell 3000 Index	13.59%	14.15%	14.05%
Russell 2000 Index	4.09%	7.99%	9.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 6,514,110,730
Holdings Count | Holding	137	[12]
Advisory Fees Paid, Amount	$ 44,025,690
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of November 30, 2025)
Fund net assets	$6,514,110,730
Total number of portfolio holdings*	137
Total advisory fees paid (during reporting period)	$44,025,690
Portfolio turnover rate	26%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Healthcare	20.27%
Financials	18.57%
Industrials	18.39%
Information Technology	12.39%
Consumer Discretionary	10.37%
Real Estate	6.87%
Energy	3.78%
Utilities	2.87%
Materials	2.65%
Communication Services	1.62%
Consumer Staples	1.25%

Top 10 equity holdings
Semtech	2.07%
Travere Therapeutics	1.71%
Federal Signal	1.70%
Ligand Pharmaceuticals	1.69%
Bridgebio Pharma	1.58%
Construction Partners Class A	1.45%
Modine Manufacturing	1.41%
Axsome Therapeutics	1.40%
Artivion	1.38%
Old National Bancorp	1.37%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Semtech	2.07%
Travere Therapeutics	1.71%
Federal Signal	1.70%
Ligand Pharmaceuticals	1.69%
Bridgebio Pharma	1.58%
Construction Partners Class A	1.45%
Modine Manufacturing	1.41%
Axsome Therapeutics	1.40%
Artivion	1.38%
Old National Bancorp	1.37%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Small Cap Core Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Small Cap Core Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.

C000006375 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Small Cap Core Fund(formerly, Macquarie Small Cap Core Fund)
Class Name	Class R
Trading Symbol	DCCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Small Cap Core Fund (Fund) for the period of December 1, 2024, to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$126	1.29%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Small Cap Core Fund (Class R) returned -4.23% (excluding sales charge) for the 12 months ended November 30, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 13.59%, while the Russell 2000® Index, the Fund's narrowly based securities market index, returned 4.09%.
Top contributors to performance:
Stock selection was strongest within the healthcare sector. Insmed, Inc. and Travere Therapeutics, Inc. were the leading contributors.
The Fund’s holdings in the consumer services sector outperformed versus the Russell 2000 index (benchmark). Brinker International, Inc., operator of Chili’s and Maggiano’s restaurants, contributed the most to performance.
The Fund’s holdings in the media sector outperformed. IMAX Corp. was the top contributor.
Top detractors from performance:
The Fund's underperformance was largely due to lack of exposure to lower-quality stocks, which led the market rally starting in April 2025.
The technology sector detracted the most from performance. Results were weakest within the software industry.
The Fund’s holdings in the capital goods sector underperformed versus the benchmark. A lack of exposure to Bloom Energy Corp. detracted the most.
Stock selection in the finance sector underperformed, with the insurance industry detracting the most.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period November 30, 2015, through November 30, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of November 30, 2025)	1 year	5 year	10 year
Nomura Small Cap Core Fund (Class R) – including sales charge	-4.23%	7.35%	8.16%
Nomura Small Cap Core Fund (Class R) – excluding sales charge	-4.23%	7.35%	8.16%
Russell 3000 Index	13.59%	14.15%	14.05%
Russell 2000 Index	4.09%	7.99%	9.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 6,514,110,730
Holdings Count | Holding	137	[13]
Advisory Fees Paid, Amount	$ 44,025,690
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of November 30, 2025)
Fund net assets	$6,514,110,730
Total number of portfolio holdings*	137
Total advisory fees paid (during reporting period)	$44,025,690
Portfolio turnover rate	26%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Healthcare	20.27%
Financials	18.57%
Industrials	18.39%
Information Technology	12.39%
Consumer Discretionary	10.37%
Real Estate	6.87%
Energy	3.78%
Utilities	2.87%
Materials	2.65%
Communication Services	1.62%
Consumer Staples	1.25%

Top 10 equity holdings
Semtech	2.07%
Travere Therapeutics	1.71%
Federal Signal	1.70%
Ligand Pharmaceuticals	1.69%
Bridgebio Pharma	1.58%
Construction Partners Class A	1.45%
Modine Manufacturing	1.41%
Axsome Therapeutics	1.40%
Artivion	1.38%
Old National Bancorp	1.37%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Semtech	2.07%
Travere Therapeutics	1.71%
Federal Signal	1.70%
Ligand Pharmaceuticals	1.69%
Bridgebio Pharma	1.58%
Construction Partners Class A	1.45%
Modine Manufacturing	1.41%
Axsome Therapeutics	1.40%
Artivion	1.38%
Old National Bancorp	1.37%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Small Cap Core Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Small Cap Core Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.

C000006376 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Small Cap Core Fund(formerly, Macquarie Small Cap Core Fund)
Class Name	Institutional Class
Trading Symbol	DCCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Small Cap Core Fund (Fund) for the period of December 1, 2024, to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$78	0.79%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Small Cap Core Fund (Institutional Class) returned -3.76% (excluding sales charge) for the 12 months ended November 30, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 13.59%, while the Russell 2000® Index, the Fund's narrowly based securities market index, returned 4.09%.
Top contributors to performance:
Stock selection was strongest within the healthcare sector. Insmed, Inc. and Travere Therapeutics, Inc. were the leading contributors.
The Fund’s holdings in the consumer services sector outperformed versus the Russell 2000 index (benchmark). Brinker International, Inc., operator of Chili’s and Maggiano’s restaurants, contributed the most to performance.
The Fund’s holdings in the media sector outperformed. IMAX Corp. was the top contributor.
Top detractors from performance:
The Fund's underperformance was largely due to lack of exposure to lower-quality stocks, which led the market rally starting in April 2025.
The technology sector detracted the most from performance. Results were weakest within the software industry.
The Fund’s holdings in the capital goods sector underperformed versus the benchmark. A lack of exposure to Bloom Energy Corp. detracted the most.
Stock selection in the finance sector underperformed, with the insurance industry detracting the most.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period November 30, 2015, through November 30, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of November 30, 2025)	1 year	5 year	10 year
Nomura Small Cap Core Fund (Institutional Class) – including sales charge	-3.76%	7.88%	8.70%
Nomura Small Cap Core Fund (Institutional Class) – excluding sales charge	-3.76%	7.88%	8.70%
Russell 3000 Index	13.59%	14.15%	14.05%
Russell 2000 Index	4.09%	7.99%	9.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 6,514,110,730
Holdings Count | Holding	137	[14]
Advisory Fees Paid, Amount	$ 44,025,690
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of November 30, 2025)
Fund net assets	$6,514,110,730
Total number of portfolio holdings*	137
Total advisory fees paid (during reporting period)	$44,025,690
Portfolio turnover rate	26%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Healthcare	20.27%
Financials	18.57%
Industrials	18.39%
Information Technology	12.39%
Consumer Discretionary	10.37%
Real Estate	6.87%
Energy	3.78%
Utilities	2.87%
Materials	2.65%
Communication Services	1.62%
Consumer Staples	1.25%

Top 10 equity holdings
Semtech	2.07%
Travere Therapeutics	1.71%
Federal Signal	1.70%
Ligand Pharmaceuticals	1.69%
Bridgebio Pharma	1.58%
Construction Partners Class A	1.45%
Modine Manufacturing	1.41%
Axsome Therapeutics	1.40%
Artivion	1.38%
Old National Bancorp	1.37%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Semtech	2.07%
Travere Therapeutics	1.71%
Federal Signal	1.70%
Ligand Pharmaceuticals	1.69%
Bridgebio Pharma	1.58%
Construction Partners Class A	1.45%
Modine Manufacturing	1.41%
Axsome Therapeutics	1.40%
Artivion	1.38%
Old National Bancorp	1.37%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Small Cap Core Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Small Cap Core Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.

C000171461 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Small Cap Core Fund(formerly, Macquarie Small Cap Core Fund)
Class Name	Class R6
Trading Symbol	DCZRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Small Cap Core Fund (Fund) for the period of December 1, 2024, to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$68	0.69%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Small Cap Core Fund (Class R6) returned -3.65% (excluding sales charge) for the 12 months ended November 30, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 13.59%, while the Russell 2000® Index, the Fund's narrowly based securities market index, returned 4.09%.
Top contributors to performance:
Stock selection was strongest within the healthcare sector. Insmed, Inc. and Travere Therapeutics, Inc. were the leading contributors.
The Fund’s holdings in the consumer services sector outperformed versus the Russell 2000 index (benchmark). Brinker International, Inc., operator of Chili’s and Maggiano’s restaurants, contributed the most to performance.
The Fund’s holdings in the media sector outperformed. IMAX Corp. was the top contributor.
Top detractors from performance:
The Fund's underperformance was largely due to lack of exposure to lower-quality stocks, which led the market rally starting in April 2025.
The technology sector detracted the most from performance. Results were weakest within the software industry.
The Fund’s holdings in the capital goods sector underperformed versus the benchmark. A lack of exposure to Bloom Energy Corp. detracted the most.
Stock selection in the finance sector underperformed, with the insurance industry detracting the most.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period May 2, 2016 (Class R6's inception), through November 30, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of November 30, 2025)	1 year	5 year	Since inception (5/2/16)
Nomura Small Cap Core Fund (Class R6) – including sales charge	-3.65%	8.01%	9.78%
Nomura Small Cap Core Fund (Class R6) – excluding sales charge	-3.65%	8.01%	9.78%
Russell 3000 Index	13.59%	14.15%	14.67%
Russell 2000 Index	4.09%	7.99%	10.01%

Performance Inception Date	May 02, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 6,514,110,730
Holdings Count | Holding	137	[15]
Advisory Fees Paid, Amount	$ 44,025,690
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of November 30, 2025)
Fund net assets	$6,514,110,730
Total number of portfolio holdings*	137
Total advisory fees paid (during reporting period)	$44,025,690
Portfolio turnover rate	26%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Healthcare	20.27%
Financials	18.57%
Industrials	18.39%
Information Technology	12.39%
Consumer Discretionary	10.37%
Real Estate	6.87%
Energy	3.78%
Utilities	2.87%
Materials	2.65%
Communication Services	1.62%
Consumer Staples	1.25%

Top 10 equity holdings
Semtech	2.07%
Travere Therapeutics	1.71%
Federal Signal	1.70%
Ligand Pharmaceuticals	1.69%
Bridgebio Pharma	1.58%
Construction Partners Class A	1.45%
Modine Manufacturing	1.41%
Axsome Therapeutics	1.40%
Artivion	1.38%
Old National Bancorp	1.37%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Semtech	2.07%
Travere Therapeutics	1.71%
Federal Signal	1.70%
Ligand Pharmaceuticals	1.69%
Bridgebio Pharma	1.58%
Construction Partners Class A	1.45%
Modine Manufacturing	1.41%
Axsome Therapeutics	1.40%
Artivion	1.38%
Old National Bancorp	1.37%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Small Cap Core Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Small Cap Core Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.

C000171462 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Small Cap Value Fund(formerly, Macquarie Small Cap Value Fund)
Class Name	Class R6
Trading Symbol	DVZRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Small Cap Value Fund (Fund) for the period of December 1, 2024, to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$70	0.71%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Small Cap Value Fund (Class R6) returned -1.62% (excluding sales charge) for the 12 months ended November 30, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 13.59%, while the Russell 2000® Value Index, the Fund's narrowly based securities market index, returned 3.02%.
Top contributors to performance:
Holdings in the industrials sector outperformed the Fund's narrowly based securities market index (benchmark), specifically positions in the construction and engineering industry.
Strong stock selection, in addition to an underweight allocation to companies in the real estate investment trust (REIT) sector, contributed to the Fund’s performance.
Holdings in the financial services sector outperformed versus the benchmark. Within the sector, stocks owned in the banks and consumer finance industries were the largest contributors.
Top detractors from performance:
Stock selection in the materials sector was weak as the Fund’s holdings in the chemicals industry underperformed.
Investments in the healthcare equipment and supplies industry underperformed versus the benchmark.
Holdings in the consumer discretionary sector underperformed over the period. The Fund’s positions in the textiles, apparel, and luxury goods industry detracted from performance.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period May 2, 2016 (Class R6's inception), through November 30, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of November 30, 2025)	1 year	5 year	Since inception (5/2/16)
Nomura Small Cap Value Fund (Class R6) – including sales charge	-1.62%	10.89%	8.87%
Nomura Small Cap Value Fund (Class R6) – excluding sales charge	-1.62%	10.89%	8.87%
Russell 3000 Index	13.59%	14.15%	14.67%
Russell 2000 Value Index	3.02%	10.51%	9.14%

Performance Inception Date	May 02, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 3,658,857,424
Holdings Count | Holding	104	[16]
Advisory Fees Paid, Amount	$ 25,807,981
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of November 30, 2025)
Fund net assets	$3,658,857,424
Total number of portfolio holdings*	104
Total advisory fees paid (during reporting period)	$25,807,981
Portfolio turnover rate	21%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Financials	30.22%
Industrials	20.29%
Consumer Discretionary	9.69%
Real Estate	9.31%
Information Technology	7.84%
Energy	6.26%
Utilities	5.93%
Materials	5.48%
Healthcare	2.03%
Consumer Staples	1.21%

Top 10 equity holdings
Webster Financial	1.95%
Axis Capital Holdings	1.94%
FNB	1.92%
Hancock Whitney	1.91%
CACI International Class A	1.86%
Valley National Bancorp	1.85%
MasTec	1.80%
Stifel Financial	1.78%
Columbia Banking System	1.76%
TTM Technologies	1.75%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Webster Financial	1.95%
Axis Capital Holdings	1.94%
FNB	1.92%
Hancock Whitney	1.91%
CACI International Class A	1.86%
Valley National Bancorp	1.85%
MasTec	1.80%
Stifel Financial	1.78%
Columbia Banking System	1.76%
TTM Technologies	1.75%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Small Cap Value Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Small Cap Value Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.

C000006381 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Small Cap Value Fund(formerly, Macquarie Small Cap Value Fund)
Class Name	Institutional Class
Trading Symbol	DEVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Small Cap Value Fund (Fund) for the period of December 1, 2024, to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$83	0.84%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Small Cap Value Fund (Institutional Class) returned -1.75% (excluding sales charge) for the 12 months ended November 30, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 13.59%, while the Russell 2000® Value Index, the Fund's narrowly based securities market index, returned 3.02%.
Top contributors to performance:
Holdings in the industrials sector outperformed the Fund's narrowly based securities market index (benchmark), specifically positions in the construction and engineering industry.
Strong stock selection, in addition to an underweight allocation to companies in the real estate investment trust (REIT) sector, contributed to the Fund’s performance.
Holdings in the financial services sector outperformed versus the benchmark. Within the sector, stocks owned in the banks and consumer finance industries were the largest contributors.
Top detractors from performance:
Stock selection in the materials sector was weak as the Fund’s holdings in the chemicals industry underperformed.
Investments in the healthcare equipment and supplies industry underperformed versus the benchmark.
Holdings in the consumer discretionary sector underperformed over the period. The Fund’s positions in the textiles, apparel, and luxury goods industry detracted from performance.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period November 30, 2015, through November 30, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of November 30, 2025)	1 year	5 year	10 year
Nomura Small Cap Value Fund (Institutional Class) – including sales charge	-1.75%	10.72%	8.27%
Nomura Small Cap Value Fund (Institutional Class) – excluding sales charge	-1.75%	10.72%	8.27%
Russell 3000 Index	13.59%	14.15%	14.05%
Russell 2000 Value Index	3.02%	10.51%	8.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 3,658,857,424
Holdings Count | Holding	104	[17]
Advisory Fees Paid, Amount	$ 25,807,981
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of November 30, 2025)
Fund net assets	$3,658,857,424
Total number of portfolio holdings*	104
Total advisory fees paid (during reporting period)	$25,807,981
Portfolio turnover rate	21%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Financials	30.22%
Industrials	20.29%
Consumer Discretionary	9.69%
Real Estate	9.31%
Information Technology	7.84%
Energy	6.26%
Utilities	5.93%
Materials	5.48%
Healthcare	2.03%
Consumer Staples	1.21%

Top 10 equity holdings
Webster Financial	1.95%
Axis Capital Holdings	1.94%
FNB	1.92%
Hancock Whitney	1.91%
CACI International Class A	1.86%
Valley National Bancorp	1.85%
MasTec	1.80%
Stifel Financial	1.78%
Columbia Banking System	1.76%
TTM Technologies	1.75%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Webster Financial	1.95%
Axis Capital Holdings	1.94%
FNB	1.92%
Hancock Whitney	1.91%
CACI International Class A	1.86%
Valley National Bancorp	1.85%
MasTec	1.80%
Stifel Financial	1.78%
Columbia Banking System	1.76%
TTM Technologies	1.75%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Small Cap Value Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Small Cap Value Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.

C000006380 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Small Cap Value Fund(formerly, Macquarie Small Cap Value Fund)
Class Name	Class R
Trading Symbol	DVLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Small Cap Value Fund (Fund) for the period of December 1, 2024, to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$132	1.34%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Small Cap Value Fund (Class R) returned -2.24% (excluding sales charge) for the 12 months ended November 30, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 13.59%, while the Russell 2000® Value Index, the Fund's narrowly based securities market index, returned 3.02%.
Top contributors to performance:
Holdings in the industrials sector outperformed the Fund's narrowly based securities market index (benchmark), specifically positions in the construction and engineering industry.
Strong stock selection, in addition to an underweight allocation to companies in the real estate investment trust (REIT) sector, contributed to the Fund’s performance.
Holdings in the financial services sector outperformed versus the benchmark. Within the sector, stocks owned in the banks and consumer finance industries were the largest contributors.
Top detractors from performance:
Stock selection in the materials sector was weak as the Fund’s holdings in the chemicals industry underperformed.
Investments in the healthcare equipment and supplies industry underperformed versus the benchmark.
Holdings in the consumer discretionary sector underperformed over the period. The Fund’s positions in the textiles, apparel, and luxury goods industry detracted from performance.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period November 30, 2015, through November 30, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of November 30, 2025)	1 year	5 year	10 year
Nomura Small Cap Value Fund (Class R) – including sales charge	-2.24%	10.17%	7.74%
Nomura Small Cap Value Fund (Class R) – excluding sales charge	-2.24%	10.17%	7.74%
Russell 3000 Index	13.59%	14.15%	14.05%
Russell 2000 Value Index	3.02%	10.51%	8.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 3,658,857,424
Holdings Count | Holding	104	[18]
Advisory Fees Paid, Amount	$ 25,807,981
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of November 30, 2025)
Fund net assets	$3,658,857,424
Total number of portfolio holdings*	104
Total advisory fees paid (during reporting period)	$25,807,981
Portfolio turnover rate	21%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Financials	30.22%
Industrials	20.29%
Consumer Discretionary	9.69%
Real Estate	9.31%
Information Technology	7.84%
Energy	6.26%
Utilities	5.93%
Materials	5.48%
Healthcare	2.03%
Consumer Staples	1.21%

Top 10 equity holdings
Webster Financial	1.95%
Axis Capital Holdings	1.94%
FNB	1.92%
Hancock Whitney	1.91%
CACI International Class A	1.86%
Valley National Bancorp	1.85%
MasTec	1.80%
Stifel Financial	1.78%
Columbia Banking System	1.76%
TTM Technologies	1.75%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Webster Financial	1.95%
Axis Capital Holdings	1.94%
FNB	1.92%
Hancock Whitney	1.91%
CACI International Class A	1.86%
Valley National Bancorp	1.85%
MasTec	1.80%
Stifel Financial	1.78%
Columbia Banking System	1.76%
TTM Technologies	1.75%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Small Cap Value Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Small Cap Value Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.

C000006379 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Small Cap Value Fund(formerly, Macquarie Small Cap Value Fund)
Class Name	Class C
Trading Symbol	DEVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Small Cap Value Fund (Fund) for the period of December 1, 2024, to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$181	1.84%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.84%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Small Cap Value Fund (Class C) returned -2.74% (excluding sales charge) for the 12 months ended November 30, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 13.59%, while the Russell 2000® Value Index, the Fund's narrowly based securities market index, returned 3.02%.
Top contributors to performance:
Holdings in the industrials sector outperformed the Fund's narrowly based securities market index (benchmark), specifically positions in the construction and engineering industry.
Strong stock selection, in addition to an underweight allocation to companies in the real estate investment trust (REIT) sector, contributed to the Fund’s performance.
Holdings in the financial services sector outperformed versus the benchmark. Within the sector, stocks owned in the banks and consumer finance industries were the largest contributors.
Top detractors from performance:
Stock selection in the materials sector was weak as the Fund’s holdings in the chemicals industry underperformed.
Investments in the healthcare equipment and supplies industry underperformed versus the benchmark.
Holdings in the consumer discretionary sector underperformed over the period. The Fund’s positions in the textiles, apparel, and luxury goods industry detracted from performance.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period November 30, 2015, through November 30, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of November 30, 2025)	1 year	5 year	10 year
Nomura Small Cap Value Fund (Class C) – including sales charge	-3.58%	9.61%	7.20%
Nomura Small Cap Value Fund (Class C) – excluding sales charge	-2.74%	9.61%	7.20%
Russell 3000 Index	13.59%	14.15%	14.05%
Russell 2000 Value Index	3.02%	10.51%	8.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 3,658,857,424
Holdings Count | Holding	104	[19]
Advisory Fees Paid, Amount	$ 25,807,981
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of November 30, 2025)
Fund net assets	$3,658,857,424
Total number of portfolio holdings*	104
Total advisory fees paid (during reporting period)	$25,807,981
Portfolio turnover rate	21%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Financials	30.22%
Industrials	20.29%
Consumer Discretionary	9.69%
Real Estate	9.31%
Information Technology	7.84%
Energy	6.26%
Utilities	5.93%
Materials	5.48%
Healthcare	2.03%
Consumer Staples	1.21%

Top 10 equity holdings
Webster Financial	1.95%
Axis Capital Holdings	1.94%
FNB	1.92%
Hancock Whitney	1.91%
CACI International Class A	1.86%
Valley National Bancorp	1.85%
MasTec	1.80%
Stifel Financial	1.78%
Columbia Banking System	1.76%
TTM Technologies	1.75%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Webster Financial	1.95%
Axis Capital Holdings	1.94%
FNB	1.92%
Hancock Whitney	1.91%
CACI International Class A	1.86%
Valley National Bancorp	1.85%
MasTec	1.80%
Stifel Financial	1.78%
Columbia Banking System	1.76%
TTM Technologies	1.75%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Small Cap Value Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Small Cap Value Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.

C000006377 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Small Cap Value Fund(formerly, Macquarie Small Cap Value Fund)
Class Name	Class A
Trading Symbol	DEVLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Small Cap Value Fund (Fund) for the period of December 1, 2024, to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	1.09%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Small Cap Value Fund (Class A) returned -1.99% (excluding sales charge) for the 12 months ended November 30, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 13.59%, while the Russell 2000® Value Index, the Fund's narrowly based securities market index, returned 3.02%.
Top contributors to performance:
Holdings in the industrials sector outperformed the Fund's narrowly based securities market index (benchmark), specifically positions in the construction and engineering industry.
Strong stock selection, in addition to an underweight allocation to companies in the real estate investment trust (REIT) sector, contributed to the Fund’s performance.
Holdings in the financial services sector outperformed versus the benchmark. Within the sector, stocks owned in the banks and consumer finance industries were the largest contributors.
Top detractors from performance:
Stock selection in the materials sector was weak as the Fund’s holdings in the chemicals industry underperformed.
Investments in the healthcare equipment and supplies industry underperformed versus the benchmark.
Holdings in the consumer discretionary sector underperformed over the period. The Fund’s positions in the textiles, apparel, and luxury goods industry detracted from performance.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period November 30, 2015, through November 30, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of November 30, 2025)	1 year	5 year	10 year
Nomura Small Cap Value Fund (Class A) – including sales charge	-7.63%	9.14%	7.37%
Nomura Small Cap Value Fund (Class A) – excluding sales charge	-1.99%	10.44%	8.01%
Russell 3000 Index	13.59%	14.15%	14.05%
Russell 2000 Value Index	3.02%	10.51%	8.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 3,658,857,424
Holdings Count | Holding	104	[20]
Advisory Fees Paid, Amount	$ 25,807,981
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of November 30, 2025)
Fund net assets	$3,658,857,424
Total number of portfolio holdings*	104
Total advisory fees paid (during reporting period)	$25,807,981
Portfolio turnover rate	21%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Financials	30.22%
Industrials	20.29%
Consumer Discretionary	9.69%
Real Estate	9.31%
Information Technology	7.84%
Energy	6.26%
Utilities	5.93%
Materials	5.48%
Healthcare	2.03%
Consumer Staples	1.21%

Top 10 equity holdings
Webster Financial	1.95%
Axis Capital Holdings	1.94%
FNB	1.92%
Hancock Whitney	1.91%
CACI International Class A	1.86%
Valley National Bancorp	1.85%
MasTec	1.80%
Stifel Financial	1.78%
Columbia Banking System	1.76%
TTM Technologies	1.75%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Webster Financial	1.95%
Axis Capital Holdings	1.94%
FNB	1.92%
Hancock Whitney	1.91%
CACI International Class A	1.86%
Valley National Bancorp	1.85%
MasTec	1.80%
Stifel Financial	1.78%
Columbia Banking System	1.76%
TTM Technologies	1.75%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Small Cap Value Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Small Cap Value Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.

[1]	Costs paid as a percentage of a $10,000 investment would have been 0.72% if tax and non-recurring expenses were not included.
[2]	Excludes cash and cash equivalents.
[3]	Costs paid as a percentage of a $10,000 investment would have been 0.79% if tax and non-recurring expenses were not included.
[4]	Excludes cash and cash equivalents.
[5]	Costs paid as a percentage of a $10,000 investment would have been 1.29% if tax and non-recurring expenses were not included.
[6]	Excludes cash and cash equivalents.
[7]	Costs paid as a percentage of a $10,000 investment would have been 1.79% if tax and non-recurring expenses were not included.
[8]	Excludes cash and cash equivalents.
[9]	Costs paid as a percentage of a $10,000 investment would have been 1.04% if tax and non-recurring expenses were not included.
[10]	Excludes cash and cash equivalents.
[11]	Excludes cash and cash equivalents.
[12]	Excludes cash and cash equivalents.
[13]	Excludes cash and cash equivalents.
[14]	Excludes cash and cash equivalents.
[15]	Excludes cash and cash equivalents.
[16]	Excludes cash and cash equivalents.
[17]	Excludes cash and cash equivalents.
[18]	Excludes cash and cash equivalents.
[19]	Excludes cash and cash equivalents.
[20]	Excludes cash and cash equivalents.